Stock Incentive Plans (Details 3) (Stock option, USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock option
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	1.43%	1.00%	1.07%
Expected volatility (as a percent)	32.62%	33.15%	31.34%
Risk-free interest rate (as a percent)	1.81%	1.85%	1.65%
Expected life (in years)	4.7	4.3	4.3
Weighted-average grant date fair value (in dollars per share)	$ 9.19	$ 9.49	$ 7.20
Unrecognized compensation expense related to unvested options	$ 174,000,000
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1.97
Unvested options to vest over the requisite service period	26,000,000
Summary of option activities
Outstanding at the beginning of the period (in shares)	66,017
Granted (in shares)	13,466
Exercised (in shares)	(14,738)
Forfeited (in shares)	(3,152)
Expired (in shares)	(2,486)
Outstanding at the end of the period (in shares)	59,107	66,017
Options exercisable (in shares)	32,202
Weighted Average Exercise Price
Weighted Average Exercise Price, options outstanding at the beginning of the period (in dollars per share)	$ 31.39
Weighted Average Exercise Price, options granted (in dollars per share)	$ 34.88
Weighted Average Exercise Price, options exercised (in dollars per share)	$ 25.32
Weighted Average Exercise Price, options forfeited (in dollars per share)	$ 33.47
Weighted Average Exercise Price, options expired (in dollars per share)	$ 35.59
Weighted Average Exercise Price, options outstanding at the end of the period (in dollars per share)	$ 33.40	$ 31.39
Weighted Average Exercise Price, options exercisable (in dollars per share)	$ 33.13
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term, options outstanding (in years)	4.11	4.16
Weighted Average Remaining Contractual Term, Options, options exercisable (in years)	2.88
Aggregate Intrinsic Value
Aggregate Intrinsic Value, options outstanding	439,671,000	313,163,000
Aggregate Intrinsic Value, options exercisable	$ 249,947,000